LanzaTech 10K Commitment and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
2023		$ 1,302
2024		2,602
2025		2,347
2026		2,418
2027		0
Thereafter		0
Total lease payments		$ 8,669
Headquarters In Skokie, Illinois
Lessee, Lease, Description [Line Items]
2023	$ 0
2024	642
2025	1,303
2026	1,342
2027	0
Thereafter	0
Total lease payments	$ 3,287